SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of expected useful lives of property and equipment

Buildings	10-20 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Machinery	5-10 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

Schedule of useful life intangible assets

Customer-related intangible assets	7-20 years
Trademark	20 years
Technical know-how	10 years
Computer software	1-10 years

Schedule of company's electricity revenue

	Years Ended December 31,
	2021	2022	2023
	$	$	$
Electricity Revenue:
CSI Solar Segment	15,302	2,256	3,273
Recurrent Energy Segment	14,118	21,579	44,842
	29,420	23,835	48,115

Schedule of disaggregation of revenue

	Years Ended December 31,
	2021	2022	2023
	$	$	$
CSI Solar Segment:
Revenue recognized at a point in time	3,881,573	6,173,338	6,767,156
Revenue recognized over time	271,513	473,747	348,817

Recurrent Energy Segment:
Revenue recognized at a point in time	1,068,179	763,698	399,826
Revenue recognized over time	55,904	57,827	97,827
	5,277,169	7,468,610	7,613,626

Schedule of contract assets and contract liabilities

	At December 31,	At December 31,
	2022	2023
	$	$
Contract Assets
Accounts receivable, unbilled	57,770	101,435

Contract Liabilities
Advances from customers	334,943	392,308
Other current liabilities	71,808	333,500
Other non-current liabilities	—	52,693
	406,751	778,501

Summary of the Company's other operating income, net

	Years Ended December 31,
	2021	2022	2023
	$	$	$
Government grants	(38,468)	(59,543)	(79,241)
Net (gain) loss on disposal of property, plant and equipment	83	(4,259)	(5,342)
Net (gain) loss on disposal of solar power system	(10,091)	—	244
Weather-related project damages	1,408	—	—
	(47,068)	(63,802)	(84,339)

Schedule of gross prepayments made to individual suppliers in excess of 10% of total advances to suppliers

	As of December 31,
	2022	2023
	$	$
Supplier A	35,359	—	(1)
(1)	Not in excess of 10% of total advances to suppliers as of December 31, 2023.